Financial instruments (Tables)	12 Months Ended
Dec. 31, 2015
Financial Instruments Tables
Fair value of non-derivative instruments balance
Year ended December 31	2015	2014	2013
Fair value of US$ Warrants
Balance at beginning of the year	n/a	$1,238,000	$241,000
Transfer to common shares upon exercise of US$
warrants in the year	n/a	(1,280,800)	(374,500)
Increase in fair value during the year	n/a	42,800	1,371,500
Fair value of US$ Warrants, end of the year	n/a	-	1,238,000

Value attributed to warrants
As at December 31	2015	2014	2013
Expected dividends paid per common share	n/a	n/a	Nil
Expected life in years	n/a	n/a	0.3
Expected volatility in the price of common shares	n/a	n/a	65%
Risk free interest rate	n/a	n/a	1.0%
Weighted average fair market value per
US$ Warrant issued during the year	n/a	n/a	n/a